LEASES - Maturity analysis of leases liabilities (Details) $ in Thousands	Feb. 29, 2024 USD ($)
Lessee, Operating Lease, Liability, Payment, Due
February 2025	$ 69,591
February 2026	66,986
February 2027	54,726
February 2028	41,723
February 2029	29,469
Thereafter	20,811
Total future lease payments	283,306
Less: Imputed interest	(44,088)
Present value of operating lease liabilities	239,218
Lease not yet commenced , contracts value	$ 174,692